Deferred revenue	12 Months Ended
Mar. 31, 2017
Deferred revenue
Deferred revenue

13               Deferred revenue

(a) Deferred revenue consists of the following:

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Payments by customers prior to completion of cord blood processing services	96,857	129,880	18,869
Unearned storage fees	1,482,074	1,763,389	256,187

Total current and non-current deferred revenue	1,578,931	1,893,269	275,056

Representing:
Current portion	257,692	323,690	47,026
Non-current portion	1,321,239	1,569,579	228,030

Total current and non-current deferred revenue	1,578,931	1,893,269	275,056

(b) An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Balance at beginning of year	926,756	1,232,243	1,482,074	215,318
Deferred revenue arising from new customers	509,334	493,354	559,588	81,297
Credited to income	(203,847)	(243,523)	(278,273)	(40,428)

Balance at end of year	1,232,243	1,482,074	1,763,389	256,187